INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES
Schedule of allocation of federal and state income taxes between current and deferred portions

	Years Ended
	December 31,
	2012	2011
	(In thousands)
Current tax provision:
Federal	$258	$535
State	55	134
	313	669
Deferred tax provision (benefit):
Federal	190	(69)
State	56	(17)
	246	(86)

Total tax provision	$559	$583

Schedule of differences between the statutory federal income tax rate and the effective tax rates

	Years Ended
	December 31,
	2012	2011

Statutory rate	34.0%	34.0%
Increase (decrease) resulting from:
State taxes, net of federal tax benefit	4.9	4.8
Bank-owned life insurance	(2.3)	(2.1)
Stock compensation plans	0.3	(0.3)
Other, net	0.2	0.1

Effective tax rates	37.1%	36.5%

Schedule of components of net deferred tax asset included in other assets

	At December 31,
	2012	2011
	(In thousands)
Deferred tax assets:
Federal	$1,015	$954
State	295	278
	1,310	1,232
Deferred tax liabilities:
Federal	(826)	(549)
State	(203)	(129)
	(1,029)	(678)

Net deferred tax asset	$281	$554

Schedule of tax effects of each item that gives rise to deferred taxes

	At December 31,
	2012	2011
	(In thousands)

Deferred compensation	$468	$429
Net unrealized gain on securities available for sale	(101)	(74)
Depreciation and amortization	(343)	(359)
Allowance for loan losses	713	728
Mortgage servicing rights	(356)	(183)
Other, net	(100)	13

Net deferred tax asset	$281	$554

Summary of the change in the net deferred tax asset

	Years Ended
	December 31,
	2012	2011
	(In thousands)

Balance at beginning of period	$554	$477
Deferred tax (provision) benefit	(246)	86
Deferred tax effects of net unrealized gain on securities available for sale	(27)	(9)

Balance at end of period	$281	$554